MARSICO INVESTMENT FUND

Supplement dated September 25, 2002

(to the Statement of Additional Information dated January 28, 2002)

Effective immediately, the following changes are made to the disclosure under "Trustees and Officers of the Funds" beginning on page 23 of the Statement of Additional Information:

The information regarding Ms. Japha and Mr. Halaby is hereby deleted.

The following information is added:

NAME, ADDRESS AND AGE	POSITIONS HELD WITH THE FUND	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
Christopher J. Marsico 1200 17th Street Suite 1300 Denver, CO 80202 DOB: 1961	Vice President and Treasurer	President, Marsico Capital Management, LLC (June 2002- Present); Chief Operations Officer, Marsico Capital Management, LLC (September 1997-July 2002); Vice President, US West (1988-September 1997)
Mary L. Watson 1200 17th Street Suite 1300 Denver, CO 80202 DOB: 1969	Vice President and Secretary

Chief Operations Officer, Marsico Capital Management, LLC (June 2002-Present); Vice President of Client Services, Marsico Capital Management, LLC (September 1997-Present); Vice President of Institutional Services and other positions, Janus Capital (1986-September 1997)